Regulatory Matters (Narrative) (Details) (Required by Board of Directors Resolution [Member])	Dec. 31, 2014
Required by Board of Directors Resolution [Member]
Note 14 - Regulatory Matters (Details) [Line Items]
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%